Octagon XAI CLO Income Fund

Schedule of Investments

(Unaudited)

December 31, 2024

Octagon XAI CLO Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 73.83%(a)(b)
AGL CLO 21, Ltd.	3M SOFR + 5.65%	10/21/2037	$500,000	$507,198
Apidos CLO XLI, Ltd.	3M SOFR + 5.65%	10/20/2037	685,000	696,512
Ares Loan Funding III, Ltd.	3M SOFR + 6.10%	07/25/2036	500,000	507,077
Bain Capital Credit CLO 2022-3, Ltd.	3M SOFR + 7.35%	07/17/2035	619,357	621,732
Barings CLO, Ltd. 2024-II	3M SOFR + 5.90%	07/15/2039	1,000,000	1,017,134
Canyon CLO 2021-3, Ltd.	3M SOFR + 6.20%	07/15/2034	500,000	502,056
Carlyle US CLO 2017-2, Ltd	3M SOFR + 7.56%	07/20/2037	500,000	510,004
Carlyle US CLO 2021-5, Ltd.	3M SOFR + 6.25%	07/20/2034	500,000	502,512
Carlyle US CLO 2024-2, Ltd.	3M SOFR + 6.85%	04/25/2037	500,000	514,060
CBAM 2018-8 Ltd.	3M SOFR + 6.37%	07/15/2037	750,000	751,914
CIFC Funding 2021-2, Ltd.	3M SOFR + 6.20%	04/15/2034	500,000	503,006
Dryden 77 CLO, Ltd.	3M SOFR + 5.87%	05/20/2034	500,000	487,949
Generate CLO 6, Ltd.	3M SOFR + 7.25%	10/22/2037	1,000,000	1,025,179
Madison Park Funding XXVIII, Ltd.	3M SOFR + 6.35%	01/15/2038	750,000	748,495
Oaktree CLO 2024-27, Ltd.	3M SOFR + 5.60%	10/22/2037	500,000	509,113
OCP CLO 2022-25, Ltd.	3M SOFR + 5.85%	07/20/2037	500,000	507,675
OHA Credit Partners XVII, Ltd.	3M SOFR + 5.00%	01/18/2038	1,000,000	1,009,459
Rad CLO 3, Ltd.	3M SOFR + 5.88%	07/15/2037	500,000	507,399
Regatta XII Funding Ltd.	3M SOFR + 6.90%	10/15/2037	500,000	511,497
Regatta XXVIII Funding, Ltd.	3M SOFR + 7.00%	04/25/2037	500,000	514,036
				12,454,007
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $12,420,093)				12,454,007

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 6.23%(a)(c)
CIFC Funding 2021-VII, Ltd.	16.21%	01/23/2035	1,500,000	1,050,600
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY (Cost $1,098,596)				1,050,600

	Shares	Value
MONEY MARKET FUNDS - 5.87%
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class, 4.37% (7-day yield)	990,234	990,234

TOTAL MONEY MARKET FUNDS (Cost $990,234)		990,234

TOTAL INVESTMENTS - 85.93% (Cost $14,508,923)		14,494,841

Other Assets in Excess of Liabilities - 14.07%		2,374,069
NET ASSETS - 100.00%		$16,868,910

(a)

All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2024, these securities had an aggregate value of $13,504,607 or 80.06% of net assets.

(b)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of December 31, 2024.

Octagon XAI CLO Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

Investment Abbreviations:

SOFR – Secured Overnight Financing Rate

Reference Rates:

3M SOFR as of December 31, 2024 was 4.69%

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